Exceptional items (Details) £ in Thousands	12 Months Ended
Jun. 30, 2022 GBP (£)
Exceptional items
Compensation for loss of office	£ 23,827
Football League pension scheme deficit (Note 29)	865
Total exceptional items	£ 24,692